Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of provisions and other current liabilities [abstract]
Provisions and other current liabilities
(USD millions)	2021	2020

Taxes other than income taxes	619	749

Restructuring provisions	345	459

Accrued expenses for goods and services received but not invoiced	1 089	1 167

Accruals for royalties	752	732

Accrued interests on financial debt	127	133

Provisions for deductions from revenue	6 481	6 256

Accruals for compensation and benefits, including social security	2 260	2 286

Environmental remediation liabilities	49	167

Deferred income	123	56

Provisions for product liabilities, governmental investigations and other legal matters [1]	56	306

Accrued share-based payments	253	269

Contingent considerations [2]	119	62

Commitment for repurchase of own shares [3]	2 809	1 769

Other payables	588	716

Total provisions and other current liabilities	15 670	15 127

[1] Note 20 provides additional disclosures related to legal provisions.
[2] Note 29 provides additional disclosures related to contingent considerations.
[3] Note 18 provides additional disclosures related to commitment for repurchase of own shares.

Provisions for reduction of revenue
					Income statement charge

(USD millions)	Revenue deductions provisions at January 1	Revenue deductions provisions related to discontinued operations[1]	Effect of currency translation and business combinations	Payments/ utilizations	Adjustments of prior years	Current year	Change in provisions offset against gross trade receivables	Revenue deductions provisions at December 31

2021
US-specific healthcare plans and program rebates	2 053			-5 326	-202	5 675		2 200

Non-US-specific healthcare plans and program rebates	2 272		-154	-3 439	20	3 451	5	2 155

Non-healthcare plans and program-related rebates, returns and other deductions	1 931		-64	-11 073	-63	11 287	108	2 126

Total 2021	6 256		-218	-19 838	-245	20 413	113	6 481

2020
US-specific healthcare plans and program rebates	1 981			-5 560	-107	5 739		2 053

Non-US-specific healthcare plans and program rebates	1 769		167	-2 597	7	2 940	-14	2 272

Non-healthcare plans and program-related rebates, returns and other deductions	1 845		67	-11 137	-51	11 094	113	1 931

Total 2020	5 595		234	-19 294	-151	19 773	99	6 256

2019
US-specific healthcare plans and program rebates	1 883	0		-5 183	-193	5 474		1 981

Non-US-specific healthcare plans and program rebates	1 625	-28	-19	-2 467	-2	2 659	1	1 769

Non-healthcare plans and program-related rebates, returns and other deductions	1 754	-166	9	-11 698	-25	11 868	103	1 845

Total 2019	5 262	-194	-10	-19 348	-220	20 001	104	5 595

[1] Notes 1, 2 and 30 provide information related to discontinued operations.

Restructuring provisions movements
(USD millions)	2021	2020	2019

January 1	459	438	507

Provisions related to discontinued operations [1]			-8

Additions	328	354	492

Cash payments	-344	-268	-479

Releases	-54	-87	-72

Transfers	-27

Currency translation effects	-17	22	-2

December 31	345	459	438

[1] Notes 1, 2 and 30 provide information related to discontinued operations.